Quarterly Report
March 31, 2025
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.3%
Boeing Co. (a)	12,380	$2,111,409
General Dynamics Corp.	8,131	2,216,348
Howmet Aerospace, Inc.	19,907	2,582,535
Leidos Holdings, Inc.	9,566	1,290,836
		$8,201,128
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	30,262	$1,921,032
Automotive – 0.4%
Aptiv PLC (a)	26,582	$1,581,629
Broadcasting – 1.3%
Omnicom Group, Inc.	36,773	$3,048,849
Spotify Technology S.A. (a)	3,063	1,684,742
		$4,733,591
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	43,959	$3,441,111
CME Group, Inc.	14,412	3,823,359
KKR & Co., Inc.	12,988	1,501,543
		$8,766,013
Business Services – 3.0%
Accenture PLC, “A”	15,193	$4,740,824
Fiserv, Inc. (a)	14,740	3,255,034
TransUnion	32,921	2,732,114
		$10,727,972
Computer Software – 14.0%
Atlassian Corp. (a)	10,005	$2,123,161
Cadence Design Systems, Inc. (a)	14,429	3,669,728
Constellation Software, Inc.	939	2,973,747
Elastic N.V. (a)	13,345	1,189,039
HubSpot, Inc. (a)	2,905	1,659,597
Microsoft Corp. (s)	69,104	25,940,951
Okta, Inc. (a)	25,160	2,647,335
Salesforce, Inc.	19,926	5,347,341
ServiceNow, Inc. (a)	2,505	1,994,331
Tyler Technologies, Inc. (a)	3,308	1,923,238
		$49,468,468
Computer Software - Systems – 4.9%
Apple, Inc.	61,774	$13,721,859
CDW Corp.	9,512	1,524,393
EPAM Systems, Inc. (a)	12,242	2,066,939
		$17,313,191
Construction – 1.6%
CRH PLC	25,512	$2,244,291
Ferguson Enterprises, Inc.	8,749	1,401,852
Sherwin-Williams Co.	5,830	2,035,778
		$5,681,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Colgate-Palmolive Co.	23,268	$2,180,212
Estée Lauder Cos., Inc., “A”	12,957	855,162
Kenvue, Inc.	80,050	1,919,599
		$4,954,973
Consumer Services – 1.0%
Booking Holdings, Inc.	401	$1,847,371
Expedia Group, Inc.	10,732	1,804,049
		$3,651,420
Electrical Equipment – 1.6%
Emerson Electric Co.	23,239	$2,547,924
Johnson Controls International PLC	13,875	1,111,526
TE Connectivity PLC	12,933	1,827,692
		$5,487,142
Electronics – 6.8%
Broadcom, Inc.	10,415	$1,743,783
Lam Research Corp.	38,680	2,812,036
Marvell Technology, Inc.	31,666	1,949,676
NVIDIA Corp.	145,338	15,751,732
NXP Semiconductors N.V.	9,713	1,846,053
		$24,103,280
Energy - Independent – 2.2%
ConocoPhillips	35,969	$3,777,464
Hess Corp.	17,188	2,745,439
Valero Energy Corp.	9,198	1,214,780
		$7,737,683
Energy - Integrated – 1.0%
Exxon Mobil Corp.	28,313	$3,367,265
Food & Beverages – 1.9%
General Mills, Inc.	23,335	$1,395,200
Mondelez International, Inc.	28,282	1,918,934
PepsiCo, Inc.	21,890	3,282,186
		$6,596,320
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	9,722	$2,212,241
Health Maintenance Organizations – 1.5%
Cigna Group	11,591	$3,813,439
Humana, Inc.	5,168	1,367,453
		$5,180,892
Insurance – 3.2%
Aon PLC	8,846	$3,530,350
Chubb Ltd.	16,910	5,106,651
Willis Towers Watson PLC	7,331	2,477,511
		$11,114,512
Interactive Media Services – 7.0%
Alphabet, Inc., “A” (s)	64,641	$9,996,084
Meta Platforms, Inc., “A”	25,236	14,545,021
		$24,541,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.5%
Gartner, Inc. (a)	3,870	$1,624,394
Leisure & Toys – 0.2%
Electronic Arts, Inc.	4,874	$704,390
Machinery & Tools – 3.2%
Crane Co.	7,114	$1,089,723
Eaton Corp. PLC	11,207	3,046,399
Nordson Corp.	9,954	2,007,921
Regal Rexnord Corp.	13,685	1,558,037
Trane Technologies PLC	4,246	1,430,562
Wabtec Corp.	10,866	1,970,549
		$11,103,191
Major Banks – 4.3%
JPMorgan Chase & Co.	35,086	$8,606,596
Morgan Stanley	24,554	2,864,715
PNC Financial Services Group, Inc.	20,814	3,658,477
		$15,129,788
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	5,835	$1,021,067
McKesson Corp.	4,081	2,746,472
		$3,767,539
Medical Equipment – 4.7%
Agilent Technologies, Inc.	17,849	$2,087,976
Becton, Dickinson and Co.	12,718	2,913,185
Boston Scientific Corp. (a)	31,846	3,212,624
Medtronic PLC	42,650	3,832,529
STERIS PLC	10,664	2,416,996
Waters Corp. (a)	5,980	2,204,049
		$16,667,359
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	4,644	$1,074,622
Network & Telecom – 0.6%
Qualcomm, Inc.	13,520	$2,076,807
Oil Services – 0.2%
TechnipFMC PLC	26,667	$845,077
Other Banks & Diversified Financials – 4.4%
Moody's Corp.	4,326	$2,014,575
Northern Trust Corp.	15,119	1,491,489
Visa, Inc., “A”	34,403	12,056,876
		$15,562,940
Pharmaceuticals – 4.5%
AbbVie, Inc.	24,329	$5,097,412
Johnson & Johnson	31,659	5,250,329
Pfizer, Inc.	97,138	2,461,477
Vertex Pharmaceuticals, Inc. (a)	6,203	3,007,338
		$15,816,556
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	25,188	$1,768,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 0.6%
Extra Space Storage, Inc., REIT	13,191	$1,958,732
Restaurants – 1.5%
Aramark	82,764	$2,857,013
U.S. Foods Holding Corp. (a)	35,090	2,296,992
		$5,154,005
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	7,953	$2,345,499
Corteva, Inc.	31,733	1,996,958
DuPont de Nemours, Inc.	26,351	1,967,892
		$6,310,349
Specialty Stores – 6.5%
Amazon.com, Inc. (a)(s)	86,805	$16,515,519
Home Depot, Inc.	11,734	4,300,394
Ross Stores, Inc.	17,601	2,249,232
		$23,065,145
Telecom - Infrastructure – 1.1%
SBA Communications Corp., REIT	18,356	$4,038,503
Tobacco – 0.7%
Philip Morris International, Inc.	16,473	$2,614,759
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	10,902	$1,612,951
Utilities - Electric Power – 2.7%
Alliant Energy Corp.	30,819	$1,983,203
Constellation Energy	4,450	897,254
Duke Energy Corp.	20,229	2,467,331
PG&E Corp.	127,111	2,183,767
PPL Corp.	51,031	1,842,729
		$9,374,284
Total Common Stocks		$347,611,618
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	4,965,222	$4,965,719

Other Assets, Less Liabilities – (0.0)%		(141,650)
Net Assets – 100.0%		$352,435,687
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,965,719 and $347,611,618, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2025, the fund had cash collateral of $5,116 and other liquid securities with an aggregate value of $557,924 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$341,184,680	$—	$—	$341,184,680
Canada	4,742,196	0	—	4,742,196
Sweden	1,684,742	—	—	1,684,742
Investment Companies	4,965,719	—	—	4,965,719
Total	$352,577,337	$0	$—	$352,577,337
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,314,544	$148,259,302	$148,601,777	$(5,885)	$(465)	$4,965,719
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$97,506	$—